Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis	The Administrator may specify that an Award (including any Shares received in connection with such Award) is subject to reduction, cancellation, forfeiture or clawback upon the occurrence of certain specified events, in addition to any otherwise applicable vesting or performance conditions. Such events may include failure to accept the terms of the Award Agreement, termination of service under certain or all circumstances, violation of material Corporation policies, misstatement of financial or other material information about the Corporation, fraud, misconduct, breach of noncompetition, confidentiality, nonsolicitation, noninterference, corporate property protection, or other agreements that may apply to the Participant, or other conduct by the Participant that the Administrator determines is detrimental to the business or reputation of the Corporation or any of its subsidiaries, including facts and circumstances discovered after termination of service.